Condensed Consolidated Interim Cash Flow Statements - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating activities
Net profit / (loss) for the period	€ (277,515)	€ (279,990)
Reversal of finance income	(44,589)	(1,677)
Reversal of finance expenses	2,580	40,391
Reversal of tax charge	(253)	(202)
Adjustments for non-cash items:
Reversal of non-cash consideration relating to revenue	(1,749)	(2,850)
Reversal of share of profit / (loss) of associate	(19,434)	6,501
Share-based payment	52,684	38,781
Depreciation	10,784	6,462
Amortization	333
Changes in working capital:
Inventories	(55,270)
Receivables	(9,295)	(2,082)
Prepayments	(8,246)	(7,618)
Contract liabilities (deferred income)	(327)	(635)
Trade payables, accrued expenses and other payables	54,302	20,732
Cash flows generated from / (used in) operations	(295,995)	(182,187)
Finance income received	2,919	1,653
Finance expenses paid	(1,056)	(1,152)
Income taxes received / (paid)	(207)	470
Cash flows from / (used in) operating activities	(294,339)	(181,216)
Investing activities
Investment in associate	(10,187)
Acquisition of property, plant and equipment	(18,907)	(15,596)
Reimbursement from acquisition of property, plant and equipment		4,004
Development expenditures (software)	(530)	(734)
Purchase of marketable securities	(87,544)	(340,391)
Settlement of marketable securities	118,512	132,650
Cash flows from / (used in) investing activities	1,344	(220,067)
Financing activities
Payment of principal portion of lease liabilities	(4,885)	(3,480)
Proceeds from exercise of warrants	9,209	15,274
Net-proceeds from follow-on public offerings	367,692	580,542
Cash flows from / (used in) financing activities	372,016	592,336
Increase / (decrease) in cash and cash equivalents	79,021	191,053
Cash and cash equivalents at January 1	584,517	598,106
Effect of exchange rate changes on balances held in foreign currencies	29,403	(25,705)
Cash and cash equivalents at September 30	692,941	763,454
Bank deposits	692,941	719,698
Short-term marketable securities		43,756
Cash and cash equivalents at September 30	€ 692,941	€ 763,454